Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Selling General and Administrative Expenses

The following table reflects the reclassification of network related expenses from “Selling, general and administrative expenses” to “Operating costs” and the impact of the transfer of ZPS into the Company for each of the quarters and annual periods in Fiscal 2014.

	Fiscal 2014 Quarter Ended				Year Ended
	September 30	December 31	March 31	June 30	June 30, 2014

Operating costs, as originally stated	$34.9	$35.0	$35.4	$36.2	$141.5
Reclassification of network-related expenses	42.8	49.0	47.7	53.3	192.8
Transfer of Zayo Professional Services	2.0	1.9	1.8	3.3	9.0
Operating costs, as adjusted	$79.7	$85.9	$84.9	$92.8	$343.3
Selling, general and administrative expenses, as originally stated	$117.4	$134.2	$142.7	$176.9	$571.2
Reclassification of network-related expenses	(42.8)	(48.9)	(47.8)	(53.3)	(192.8)
Transfer of Zayo Professional Services	1.8	1.7	1.7	1.0	6.2
Selling, general and administrative expenses, as adjusted	$76.4	$87.0	$96.6	$124.6	$384.6